EXPLORATION AND EVALUATION ASSETS - Disclosure of detailed information about exploration assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	$ 28,149,843	$ 27,742,431
Additions	7,220,600	3,170,302
Adjustment	(81,685)
Earn-in Barrick payment	(4,267,816)	(2,762,890)
Tangible exploration and evaluation assets	31,020,942	28,149,843
North Kivu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	10,440,729	10,281,524
Additions	180,637	159,205
Adjustment	0
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	10,621,366	10,440,729
Ngayu [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	17,454,831	17,460,907
Additions	4,279,656	2,756,814
Adjustment	0
Earn-in Barrick payment	(4,267,816)	(2,762,890)
Tangible exploration and evaluation assets	17,466,671	17,454,831
Imbo [Member]
Exploration And Evaluation Assets [Line Items]
Tangible exploration and evaluation assets	254,283	0
Additions	2,760,307	254,283
Adjustment	(81,685)
Earn-in Barrick payment	0	0
Tangible exploration and evaluation assets	$ 2,932,905	$ 254,283